Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayment and Other Current Assets
Prepayment and Other Current Assets

4. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments for services	31,988	25,711
Prepaid rental and other deposits	18,241	6,738
Prepayments to inventory suppliers	15,389	5,945
Loan receivables, net	15,074	65,937
Receivable from other online retail platforms	6,627	144
Receivable related to exercise of share options	310	110
Staff advances	432	185
Deductible VAT	422	5,362
Interest receivable	284	14,814
Others	3,075	1,943
Total	91,842	126,889